General Information - Additional Information (Detail) - Employees	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of general information [Line Items]
Country of Incorporation	Bermuda
Address of entity	Aegonplein 50, 2591 TV, The Hague
Description of nature operations and principal activities	Aegon Ltd. (or “the Company”) and its subsidiaries (“Aegon” or “the Group”) have life insurance and pensions operations and are also active in savings and asset management operations, accident and health insurance and general insurance
Number of employees	15,582	15,658	15,478
Aegon Ltd. [member]
Disclosure of general information [Line Items]
Country of Incorporation	Bermuda
Address of entity	Aegonplein 50, 2591 TV, The Hague
Description of nature operations and principal activities	Aegon Ltd. (or “the Company”) and its subsidiaries (“Aegon” or “the Group”) have life insurance and pensions operations and are also active in savings and asset management operations, accident and health insurance and general insurance.
Number of employees	0	0
Bottom of range [member]
Disclosure of general information [Line Items]
Number of employees	15,600	15,700
Bottom of range [member] | Aegon Ltd. [member]
Disclosure of general information [Line Items]
Number of employees	15,600	15,700